1801 California St., Suite 5200 Denver, Colorado 80202

December 19, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:  Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 250 under the Securities Act of 1933, as amended (the “Securities Act”), and Post-Effective Amendment No. 251 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective March 1, 2018. No fees are required in connection with this filing.

The purpose of the Amendment is to provide updated disclosure related to a sub-adviser, fund name and strategy change for Transamerica International Equity Opportunities and to register Class A, Class C, Class I, Class R, Class R4, Class R6, Class T1, Class T2 and Advisor Class shares. The Amendment is also being filed to provide updated disclosure related to a sub-adviser change for Transamerica Multi-Manager Alternative Strategies Portfolio.

Very truly yours,

/s/ Cathleen M. Livingstone
Cathleen M. Livingstone
Manager, Registered Products and Distribution
Transamerica Asset Management, Inc.